Equity Investments (Investments Accounted For By The Equity Method) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 17, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 451,592,000	$ 381,484,000		$ 86,824,000
Tatex Thailand II, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	15,000	203,000		1,030,000
Tatex Thailand III, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	8,639,000	8,657,000		8,282,000
Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	176,196,000	172,766,000		69,008,000
Bison Drilling And Field Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	13,988,000	13,518,000		6,366,000
Muskie Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	7,702,000	7,320,000		2,138,000
Timber Wolf Terminals LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	870,000	878,000
Windsor Midstream LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	9,887,000	9,503,000
Stingray Pressure Pumping LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	15,718,000	13,265,000
Stingray Cementing LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	3,088,000	3,110,000
Blackhawk Midstream LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	0	0		0
Stingray Logistics LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	928,000	947,000		0
Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	212,413,000	151,317,000	138,496,000	0
Stingray Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 2,148,000	$ 0